EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Assets
SCHEDULE OF EXPLORATION AND EVALUATION ASSETS

	Canada					US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Loveland Nickel (Enid Creek)	Lingman Lake	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2019	298	230	42	83	14	11	42	720
Acquisition costs	10	8	-	-	-	-	4	22
Impairment	-	-	-	(83)	-	-	-	(83)
Balance, December 31, 2020	308	238	42	-	14	11	46	659
Acquisition costs – cash	10	8	-	-	-	-	-	18
Impairment	-	-	(37)	-	(14)	-	-	(51)
Balance, December 31, 2021	318	246	5	-	-	11	46	626

Exploration
Balance, December 31, 2019	1,498	233	39	33	13	(11)	36,108	37,913
Administration	2	1	-	-	-	-	9	12
Property maintenance	6	5	1	-	-	-	25	37
Drilling	-	-	5	167	-	-	43	215
Geology	21	13	69	83	-	-	56	242
Geophysics	2	-	28	72	-	-	3	105
Helicopter charter aircraft	-	-	-	-	-	-	8	8
Camp site cleanup	-	-	-	-	-	-	267	267
Impairment	-	-	-	(355)	-	-	-	(355)
	31	19	103	(33)	13	-	411	531
Balance, December 31, 2020	1,529	252	142	-	13	-	36,519	38,445
Administration	-	-	-	-	-	-	7	7
Drilling	-	-	-	-	-	-	42	42
Geology	12	12	10	-	-	-	55	89
Geophysics	-	-	1	-	-	-	-	1
Property maintenance	1	1	1	-	-	-	17	20
Infrastructure	-	-	-	-	-	-	13	13
Camp site cleanup	-	-	-	-	-	-	(95)	(95)
Impairment	-	-	(35)		(13)			(48)
	13	13	(23)	-	-	-	39	28
Balance, December 31, 2021	1,542	265	119	-	-	-	36,558	38,473

Total, December 31, 2020	1,837	490	184	-	27	-	36,565	39,103
Total, December 31, 2021	1,860	511	124	-	-	-	36,604	39,099